Deferred charges - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Refinancing expenses and costs	$ 5,148,000	$ 3,279,000	$ 4,038,000
Revolving Credit Facilities [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Agreement to extend and refinance revolving credit facility	$ 93,240,000		$ 1,000,000,000
Senior Unsecured Notes [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Refinancing expenses and costs		2,334,000
Leases for five 4500 TEU vessels [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Refinancing expenses and costs		$ 945,000